Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment information
Consolidated revenue	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Adjusted EBITDA									218,571	338,828	351,695
Interest expense, net									(41,225)	(35,241)	(33,274)
Depreciation, depletion and accretion									(115,865)	(107,764)	(99,596)
Tax agreement expense									(10,515)	29,000	(19,854)
Derivative financial instruments
Exclusion of fair value mark-to-market gains									25,611	22,754	2,275
Inclusion of cash amounts received									(12,976)	(11,244)
Total derivative financial instruments									12,635	11,511	2,275
Income tax expense									(11,629)	(62,614)	(11,449)
Net income	13,901	17,966	4,709	15,395	28,163	85,260	33,678	26,618	51,971	173,720	189,797
Total Assets
Total Assets	2,357,425				2,351,323				2,357,425	2,351,323
Capital Expenditures
Capital Expenditures									63,249	361,316	178,140
Total revenue from external customers by geographic location
United States									1,148,235	1,211,755	1,257,604
South Korea									165,172	265,166	233,056
Other									82,690	39,851	63,001
Total revenue from external customers									1,396,097	1,516,772	1,553,661
Owned and Operated Mines
Segment information
Consolidated revenue									1,137,542	1,205,652	1,241,567
Adjusted EBITDA									201,987	283,280	318,751
Total Assets
Total Assets	1,761,406				1,826,165				1,761,406	1,826,165
Capital Expenditures
Capital Expenditures									55,663	345,562	168,258
Logistics and Related Activities
Segment information
Consolidated revenue									265,865	338,804	327,417
Adjusted EBITDA									11,395	57,080	24,707
Total Assets
Total Assets	55,770				46,426				55,770	46,426
Capital Expenditures
Capital Expenditures									2,497	7,389
Corporate and Other
Segment information
Consolidated revenue									49,367	37,984	50,925
Adjusted EBITDA									5,980	36	8,120
Total Assets
Total Assets	540,432				478,536				540,432	478,536
Capital Expenditures
Capital Expenditures									5,089	8,365	9,882
Eliminations of intersegment sales
Segment information
Consolidated revenue									(56,677)	(65,668)	(66,248)
Adjusted EBITDA									(792)	(1,568)	116
Total Assets
Total Assets	$ (183)				$ 196				$ (183)	$ 196